                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [  ]; Amendment Number: _____
         This Amendment (Check only one.):      [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Menno Insurance Service d/b/a MMA Capital Management
Address:                  1110 North Main Street
                          Goshen
                          Indiana  46528

13F File Number:          28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Steven L. Garboden
Title:                       Interim President
Phone:                       574/533-9511

Signature, Place, and Date of Signing:

     /s/  Steven L. Garboden                 Goshen, IN          July 24, 2006
     -----------------------                -------------        -------------
          [Signature]                       [City, State]            Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          -0-
                                                      --------------
Form 13F Information Table Entry Total:               $34,790,789.00
                                                      --------------
Form 13F Information Table Value Total:               $53,840,241.00
                                                      --------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.                 13F File Number           Name

            ___________         28 - __________           ____________________

            [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                         TITLE                                  FAIR           SHARES
                                          OF                                   MARKET        INVESTMENT               VOTING
ISSUER                                   CLASS             CUSIP               VALUE         DISCRETION              AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                 Common          00206R102           1,117,552       40,070 Sole            Sole 40,070
Abbott Laboratories                      Common          002824100             699,940       16,050 Sole            Sole 16,050
Allstate Corp                            Common          020002101             358,482        6,550 Sole            Sole 6,550
Alltel Corp                              Common          020039103             268,086        4,200 Sole            Sole 4,200
American International Group             Common          026874107           1,569,549       26,580 Sole            Sole 26,580
Anadarko Petroleum Corp                  Common          032511107             266,110        5,580 Sole            Sole 5,580
Apache Corp                              Common          037411105             230,685        3,380 Sole            Sole 3,380
BB&T Corp                                Common          054937107             261,185        6,280 Sole            Sole 6,280
Bank of America Corp                     Common          060505104           2,261,181       47,010 Sole            Sole 47,010
Bank of New York Co Inc                  Common          064057102             271,124        8,420 Sole            Sole 8,420
Baxter International Inc                 Common          071813109             255,850        6,960 Sole            Sole 6,960
Bellsouth Corp                           Common          079860102             679,112       18,760 Sole            Sole 18,760
Berkshire Hathaway                       Common          084670207             209,967           69 Sole            Sole 69
Bristol-Myers Squibb Co                  Common          110122108             543,060       21,000 Sole            Sole 21,000
CBS Corporation                          Common          124857202             207,474        7,670 Sole            Sole 7,670
Capital One Financial Corp               Common          14040H105             305,911        3,580 Sole            Sole 3,580
Carnival Corporation                     Common          143658300             296,771        7,110 Sole            Sole 7,110
Cendant Corp                             Common          151313103             188,475       11,570 Sole            Sole 11,570
Chubb Corp                               Common          171232101             226,047        4,530 Sole            Sole 4,530
Citigroup Inc                            Common          172967101           2,355,082       48,810 Sole            Sole 48,810
Clear Channel Communications             Common          184502102             233,982        7,560 Sole            Sole 7,560
Coca Cola Company                        Common          191216100             948,161       22,040 Sole            Sole 22,040
ConocoPhillips                           Common          20825C104           1,070,760       16,340 Sole            Sole 16,340
Countrywide Financial Co                 Common          222372104             251,709        6,610 Sole            Sole 6,610
Devon Energy Corp                        Common          25179M103             272,449        4,510 Sole            Sole 4,510
Emerson Electric Co                      Common          291011104             357,031        4,260 Sole            Sole 4,260
Federal Home Loan Mortgage               Common          313400301             421,304        7,390 Sole            Sole 7,390
Federal National Mortgage Assn           Common          313586109             491,582       10,220 Sole            Sole 10,220

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MONDAY, JULY 24, 2006                                                                                                PAGE 1 OF 3

                                         TITLE                                  FAIR           SHARES
                                          OF                                   MARKET        INVESTMENT               VOTING
ISSUER                                   CLASS             CUSIP               VALUE         DISCRETION              AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores              Common          31410H101             207,888        5,680 Sole            Sole 5,680
Fifth Third Bancorp                      Common          316773100             251,260        6,800 Sole            Sole 6,800
Ford Motor Co                            Common          345370860             143,867       20,760 Sole            Sole 20,760
Hartford Financial Svcs Group            Common          416515104             264,798        3,130 Sole            Sole 3,130
Hewlett Packard Co                       Common          428236103             909,533       28,710 Sole            Sole 28,710
IBM Corp                                 Common          459200101           1,130,790       14,720 Sole            Sole 14,720
JPMorgan Chase & Co                      Common          46625H100           1,505,700       35,850 Sole            Sole 35,850
Kimberly-Clark Corp                      Common          494368103             269,012        4,360 Sole            Sole 4,360
Lehman Brothers Holdings                 Common          524908100             368,098        5,650 Sole            Sole 5,650
Eli Lilly & Co                           Common          532457108             665,451       12,040 Sole            Sole 12,040
McDonalds Corp                           Common          580135101             420,336       12,510 Sole            Sole 12,510
Merck & Co Inc                           Common          589331107             827,325       22,710 Sole            Sole 22,710
Merrill Lynch Co                         Common          590188108             671,254        9,650 Sole            Sole 9,650
MetLife Inc                              Common          59156R108             393,805        7,690 Sole            Sole 7,690
Morgan Stanley Dean Witter               Common          617446448             700,367       11,080 Sole            Sole 11,080
National City Corp                       Common          635405103             242,473        6,700 Sole            Sole 6,700
Norfolk Southern Corp                    Common          655844108             227,249        4,270 Sole            Sole 4,270
PNC Financial Services Group             Common          693475105             226,649        3,230 Sole            Sole 3,230
Pitney Bowes Inc                         Common          724479100             243,257        5,890 Sole            Sole 5,890
Prudential Financial Inc                 Common          744320102             391,608        5,040 Sole            Sole 5,040
St Paul Travelers Cos Inc                Common          792860108             327,217        7,340 Sole            Sole 7,340
Simon Property Group Inc                 Common          828806109             203,203        2,450 Sole            Sole 2,450
Sun Microsystems Inc                     Common          866810104             172,848       41,650 Sole            Sole 41,650
Suntrust Banks                           Common          867914103             323,342        4,240 Sole            Sole 4,240
Symantec Corp                            Common          871503108             187,102       12,040 Sole            Sole 12,040
TXU Corp                                 Common          873168108             292,373        4,890 Sole            Sole 4,890
Time Warner Inc                          Common          887317105             772,099       44,630 Sole            Sole 44,630
Tyco International Ltd                   Common          902124106             484,000       17,600 Sole            Sole 17,600
U.S. Bancorp                             Common          902973304             609,262       19,730 Sole            Sole 19,730
Valero Energy Corp                       Common          91913Y100             421,072        6,330 Sole            Sole 6,330

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MONDAY, JULY 24, 2006                                                                                                PAGE 2 OF 3


                                         TITLE                                  FAIR           SHARES
                                          OF                                   MARKET        INVESTMENT               VOTING
ISSUER                                   CLASS             CUSIP               VALUE         DISCRETION              AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc               Common          92343V104           1,022,115       30,520 Sole            Sole 30,520
Wachovia Corp                            Common          929903102             915,034       16,920 Sole            Sole 16,920
Washington Mutual Inc                    Common          939322103             443,038        9,720 Sole            Sole 9,720
Wells Fargo & Company                    Common          949746101           1,147,068       17,100 Sole            Sole 17,100
Wyeth                                    Common          983024100             604,864       13,620 Sole            Sole 13,620
Xerox Corp                               Common          984121103             186,811       13,430 Sole            Sole 13,430
Aggregate Total                                                             53,840,241    1,388,312

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MONDAY, JULY 24, 2006                                                                                                PAGE 3 OF 3

FMV OF ALL LISTED SECURITIES


SUM OF FAIR MARKET VALUE
------------------------
           34,790,789.00




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MONDAY, JULY 24, 2006                                                PAGE 1 OF 1